Unaudited Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Class A Ordinary Shares Tortoise Acquisition Corp. II	Class B Ordinary Shares Tortoise Acquisition Corp. II	Redeemable Convertible Preferred Stock	Ordinary Shares	Additional Paid-in Capital Tortoise Acquisition Corp. II	Additional Paid-in Capital	Accumulated Deficit Tortoise Acquisition Corp. II	Accumulated Deficit	Tortoise Acquisition Corp. II	Total
Balance at Dec. 31, 2018			$ 55,970,124	$ 240		$ 1,253,367		$ (42,046,292)		$ (40,792,685)
Balance (in Shares) at Dec. 31, 2018			37,701,620	10,630,474
Cumulative effect of adoption of new accounting standard (ASC 842)								(19,426)		(19,426)
Issuance of Series C-2 Preferred Stock			$ 19,999,998
Issuance of Series C-2 Preferred Stock (in Shares)			7,675,798
Issuance costs – Series C-2 Preferred Stock			$ (361,828)
Issuance costs – Series C-2 Preferred Stock (in Shares)
Issuance of Common Stock upon exercise of options				$ 69		42,082				42,151
Issuance of Common Stock upon exercise of options (in Shares)				68,903
Vesting of restricted stock awards
Vesting of restricted stock awards (in Shares)				166,667
Stock-based compensation expense – options						887,573				887,573
Issuance of Class B Common Stock warrants						3,358,949				3,358,949
Net income (loss)								(40,652,616)		(40,652,616)
Balance at Dec. 31, 2019			$ 75,608,294	$ 309		5,541,971		(82,718,334)		(77,176,054)
Balance (in Shares) at Dec. 31, 2019			45,377,418	10,866,044
Beneficial conversion feature in convertible promissory notes						377,574				377,574
Issuance of Class B Common Stock warrants – related party						291,201				291,201
Issuance of Common Stock upon exercise of options				$ 7		4,456				4,463
Issuance of Common Stock upon exercise of options (in Shares)				6,562
Stock-based compensation expense – options						477,386				477,386
Net income (loss)								(25,007,783)		(25,007,783)
Balance at Jun. 30, 2020			$ 75,608,294	$ 316		6,692,588		(107,726,117)		(101,033,213)
Balance (in Shares) at Jun. 30, 2020			45,377,418	10,872,606
Balance at Dec. 31, 2019			$ 75,608,294	$ 309		5,541,971		(82,718,334)		(77,176,054)
Balance (in Shares) at Dec. 31, 2019			45,377,418	10,866,044
Beneficial conversion feature in convertible promissory notes						1,198,300				1,198,300
Issuance of Class B Common Stock warrants – related party						749,152				749,152
Issuance of Series D Preferred Stock			$ 67,943,407
Issuance of Series D Preferred Stock (in Shares)			9,205,301
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock			$ 20,984,528
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock (in Shares)			5,561,618
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock – related party			$ 10,270,225
Conversion of convertible promissory notes and accrued interest into Series D-1 Preferred Stock – related party (in Shares)			2,721,956
Recognition of conversion premium of convertible promissory notes for Series D-1 Preferred Stock			$ 11,074,310
Recognition of conversion premium of convertible promissory notes for Series D-1 Preferred Stock (in Shares)
Issuance of Common Stock upon exercise of options (vested) – related party				$ 214		104,767				104,981
Issuance of Common Stock upon exercise of options (vested) – related party (in Shares)				213,490
Issuance of Common Stock upon exercise of options using partial recourse notes – related party
Issuance of Common Stock upon exercise of options using partial recourse notes – related party (in Shares)				9,271,877
Secondary sales of common stock pledged against partial recourse notes – related party						3,736,044				3,736,044
Issuance of Series D Preferred Stock – related party			$ 1,250,952
Issuance of Series D Preferred Stock – related party (in Shares)			169,485
Issuance costs – Series D Preferred Stock			$ (4,532,669)
Issuance costs – Series D Preferred Stock (in Shares)
Stock-based compensation expense – options						1,902,424				1,902,424
Net income (loss)								(72,318,877)		(72,318,877)
Balance at Dec. 31, 2020	$ 612	$ 863	$ 182,599,047	$ 523	$ 33,041,944	13,232,658	$ (28,043,412)	(155,037,211)	$ 5,000,007	(141,804,030)
Balance (in Shares) at Dec. 31, 2020	6,117,385	8,625,000	63,035,778	20,351,411
Balance at Mar. 31, 2020			$ 75,608,294	$ 316		6,394,021		(95,846,031)		(89,451,694)
Balance (in Shares) at Mar. 31, 2020			45,377,418	10,872,606
Stock-based compensation expense – options						298,567				298,567
Net income (loss)								(11,880,086)		(11,880,086)
Balance at Jun. 30, 2020			$ 75,608,294	$ 316		6,692,588		(107,726,117)		(101,033,213)
Balance (in Shares) at Jun. 30, 2020			45,377,418	10,872,606
Balance at Jul. 23, 2020
Balance (in Shares) at Jul. 23, 2020
Offering costs					(18,931,451)				(18,931,451)
Shares subject to possible redemption	$ (2,838)				(283,823,312)				(283,826,150)
Shares subject to possible redemption (in Shares)	(28,382,615)
Issuance of Class B ordinary shares to Sponsor		$ 863			24,137				25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Sale of units in initial public offering, less fair value of public warrants	$ 3,450				334,399,430				334,402,880
Sale of units in initial public offering, less fair value of public warrants (in Shares)	34,500,000
Excess of cash received over fair value of private placement warrants					1,373,140				1,373,140
Net income (loss)							(28,043,412)		(28,043,412)
Balance at Dec. 31, 2020	$ 612	$ 863	$ 182,599,047	$ 523	33,041,944	13,232,658	(28,043,412)	(155,037,211)	5,000,007	$ (141,804,030)
Balance (in Shares) at Dec. 31, 2020	6,117,385	8,625,000	63,035,778	20,351,411
Offering costs					(10,000)				(10,000)
Shares subject to possible redemption	$ 98				9,822,122				9,822,220
Shares subject to possible redemption (in Shares)	982,222
Issuance of restricted stock awards – related party (in Shares)										5,700,000
Net income (loss)							(9,812,222)		(9,812,222)
Balance at Mar. 31, 2021	$ 710	$ 863	$ 210,029,724	$ 1,032	42,854,066	59,614,628	(37,855,634)	(220,311,906)	5,000,005	$ (160,696,246)
Balance (in Shares) at Mar. 31, 2021	7,099,607	8,625,000	66,927,034	26,561,329
Balance at Dec. 31, 2020	$ 612	$ 863	$ 182,599,047	$ 523	33,041,944	13,232,658	(28,043,412)	(155,037,211)	5,000,007	(141,804,030)
Balance (in Shares) at Dec. 31, 2020	6,117,385	8,625,000	63,035,778	20,351,411
Issuance of Series D Preferred Stock			$ 13,720,969
Issuance of Series D Preferred Stock (in Shares)			1,858,985
Issuance of Series D Preferred Stock – related party			$ 14,999,989
Issuance of Series D Preferred Stock – related party (in Shares)			2,032,271
Issuance costs – Series D Preferred Stock			$ (1,290,281)
Issuance of restricted stock awards – related party						40,236,000				40,236,000
Issuance of restricted stock awards – related party (in Shares)				5,700,000
Issuance of Common Stock upon exercise of options				$ 826		1,086,576				1,087,402
Issuance of Common Stock upon exercise of options (in Shares)				826,522
Stock-based compensation expense – options						6,564,211				6,564,211
Exercise of Common Stock warrants – related party				$ 150		1,350				1,500
Exercise of Common Stock warrants – related party (in Shares)				150,000
Issuance of Common Stock for acquisition of 2Predict				$ 1,501		1,219,589				1,221,090
Issuance of Common Stock for acquisition of 2Predict (in Shares)				150,134
Net income (loss)								(85,860,424)		(85,860,424)
Balance at Jun. 30, 2021	$ 531	$ 863	$ 210,029,724	$ 3,000	24,916,625	62,340,384	(19,918,009)	(240,897,635)	5,000,010	(178,554,251)
Balance (in Shares) at Jun. 30, 2021	5,305,845	8,625,000	66,927,034	27,178,067
Balance at Mar. 31, 2021	$ 710	$ 863	$ 210,029,724	$ 1,032	42,854,066	59,614,628	(37,855,634)	(220,311,906)	5,000,005	(160,696,246)
Balance (in Shares) at Mar. 31, 2021	7,099,607	8,625,000	66,927,034	26,561,329
Shares subject to possible redemption	$ (179)				(17,937,441)				(17,937,620)
Shares subject to possible redemption (in Shares)	(1,793,762)
Issuance of Common Stock upon exercise of options				$ 317		223,262				223,579
Issuance of Common Stock upon exercise of options (in Shares)				316,604
Stock-based compensation expense – options						1,281,555				1,281,555
Exercise of Common Stock warrants – related party				$ 150		1,350				1,500
Exercise of Common Stock warrants – related party (in Shares)				150,000
Issuance of Common Stock for acquisition of 2Predict				$ 1,501		1,219,589				1,221,090
Issuance of Common Stock for acquisition of 2Predict (in Shares)				150,134
Net income (loss)							17,937,625	(20,585,729)	17,937,625	(20,585,729)
Balance at Jun. 30, 2021	$ 531	$ 863	$ 210,029,724	$ 3,000	$ 24,916,625	$ 62,340,384	$ (19,918,009)	$ (240,897,635)	$ 5,000,010	$ (178,554,251)
Balance (in Shares) at Jun. 30, 2021	5,305,845	8,625,000	66,927,034	27,178,067